Cash and cash equivalents (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Interest earned on cash and cash equivalents	$ 2,038,465	$ 1,237,632	$ 106,001
Guaranteed Investment Certificate		$ 61,875
Guaranteed Investment Certificate interest rate		0.50%